Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	000-52944
Entity Registrant Name	CLICKSTREAM CORPORATION
Entity Central Index Key	0001393548
Entity Tax Identification Number	46-5582243
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8549 Wilshire Blvd.
Entity Address, Address Line Two	Suite 2181
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90211
City Area Code	(213)
Local Phone Number	205-0684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false